Joint arrangements and associates - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Apr. 07, 2026	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Aug. 05, 2022 USD ($)	Aug. 05, 2022 INR (₨)
Disclosure of joint operations [line items]
Goodwill | $					$ 16,749		$ 11,596
RPPL
Disclosure of joint operations [line items]
Committed funding amount									$ 5	₨ 412
3E NV
Disclosure of joint operations [line items]
Carrying value of investment including goodwill								₨ 3,869
Goodwill								3,518
Post acquisition share of profits (losses)	₨ 370
Fluence Energy Singapore Pte. Ltd
Disclosure of joint operations [line items]
Carrying value of investment including goodwill						₨ 374		₨ 380
Post acquisition share of profits (losses)	₨ 6	₨ 27	₨ 0
Committed funding amount									$ 10	₨ 824
Climate Connect Digital Limited
Disclosure of joint operations [line items]
Proportion of ownership interest in associate	25.00%
Fluence India ReNew JV Private Limited
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%	50.00%
Percentage of ownership interest upon completion of the transaction	100.00%
Fluence India ReNew JV Private Limited | Fluence Energy Singapore Pte. Ltd
Disclosure of joint operations [line items]
Percentage of equity interest to be acquired				50.00%
VG DTL Transmissions Private Limited
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	50.00%